Components of Accumulated Other Comprehensive Income Before Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 79.9	$ 106.6
Prior service (credit) cost	(0.6)	(1.9)
Total accumulated other comprehensive income recognized in the balance sheet	79.3	104.7	$ 42.7
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	31.9	53.8
Prior service (credit) cost	2.3	2.6
Total accumulated other comprehensive income recognized in the balance sheet	34.2	56.4	$ 32.1
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(3.0)	(0.7)
Prior service (credit) cost	(15.2)	(17.3)
Total accumulated other comprehensive income recognized in the balance sheet	(18.2)	(18.0)
Non-U.S. Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(2.5)	(1.7)
Prior service (credit) cost	0.0	0.0
Total accumulated other comprehensive income recognized in the balance sheet	$ (2.5)	$ (1.7)